Vestaur Securities, Inc.
SEMI-ANNUAL REPORT TO SHAREHOLDERS May 31, 2002
BOARD OF DIRECTORS Glen T. Insley Steven S. Elbaum Paul B. Fay, Jr. John C. Jansing Charles P. Pizzi Philip R. Reynolds Marciarose Shestack Robert E. Shultz Dung Vukhac

OFFICERS

Glen T. Insley
    Chairman

Dung Vukhac
    President

Doug Williams
    Vice President

Richard Cryan
    Vice President

Carol Kosel
    Treasurer

Brian McCarthy
    Assistant Treasurer

Maureen Towle
    Assistant Secretary

ADVISOR
Evergreen Investment
Management Company, LLC
(a subsidiary of Wachovia Corporation)

Vestaur Securities, Inc. Shareholder Letter Semi-Annual report, period ending May 31, 2002

Dear Fellow Shareholders:

      Treasury yields rose across the maturity spectrum by 20 to 30 basis points during the first half of the fund’s fiscal year. This rise occurred despite the decision of the Federal Reserve Board to further cut the target Fed Funds rate in early December to a 40-year low of 1.75%; this rate remained in place for the remainder of the period under review. Yields surged in December, as much stronger than expected increases of the Institute for Supply Management (ISM) indexes for both manufacturing and nonmanufacturing industries convinced bond investors that an economic recovery was at hand and the bull market for bonds was coming to a close. A brief bond market rally in early January triggered by an equity market sell-off and Chairman Greenspan’s pronouncement that the recovery faced “significant risks,” quickly faded in response to stronger economic data and his declaration before Congress later that month that the economy was rebounding. Treasury yields moved sideways in February before resuming their upward climb in March when economic data suggested that the manufacturing sector was on the upswing amidst rising retail sales and improving employment statistics. This prompted the Federal Reserve to shift its risk assessment of the outlook for inflation and growth to balanced. However, yields trended lower again in April and May when softer than expected retail sales, rising initial unemployment claims, disappointing corporate earnings, and a weak stock market cast doubt on the strength of the recovery. The expected timetable for a hike of the target Fed Funds rate is late this year or early 2003.

     While a net increase in Treasury yields negatively impacted the price performance of Treasury securities during this period, all other sectors of the bond market did better. The narrowing of yield spreads partially offset the upward shift of the Treasury yield curve. The Lehman Aggregate Index returned 2.25% versus a return of 1.18% posted by the Lehman Treasury Index. The mortgage and asset backed sectors registered the best performances, returning 3.26% and 2.79%, respectively. Both investment grade and high yield corporate bonds also performed well despite a heavy supply of new issues and the travails of a number of high profile borrowers such as Worldcom, Qwest, Dynegy and Tyco. Investors flocked to the corporate sector to maximize portfolio yield and to position for potential capital gains since corporate spreads typically narrow during an economic expansion. The Lehman Corporate Index returned 1.56% with the best performance posted by financials 4.34% and the AA-rated bonds 2.81%. The Lehman High Yield Index returned 2.39%, led by the long bond sector 6.19%, which benefited the most from tighter spreads.

     In our annual report six months ago, we expressed the view that bond investors were not on the threshold of a bear market as in 1994, and that Treasury yields would remain range bound. We have not seen any reason to revise this view for the coming months. Recent economic data shows that a moderate economic recovery is under way with few signs of accelerating inflation pressure. The consumer has been resilient, but not exuberant. Capital expenditures are on an up-trend but still constrained by low capacity utilization and weak corporate profits. The manufacturing sector is expanding, but output still lags shipment as business inventory is still falling. Federal outlays are expected to be strong to meet the challenge of international terrorism but this strength is likely to be offset by slower growth in state and local government spending due to ballooning budget deficits. The dollar has weakened and commodity prices have perked up but a weak labor market and high worker productivity are keeping a lid on wage and unit labor costs. Inflation hawks and bond vigilantes continue to fret that the Federal Reserve could be making a mistake by leaving the Fed Funds rate too low for too long. Historically, the Federal Reserve has not raised interest rates before the unemployment rate was on a sustained downtrend, except for the 1980-81 period when gaining control of runaway inflation was the primary concern.

     Our portfolio strategy continues to call for a neutral duration posture and overweighting the portfolio in spread sectors. High-grade corporate spreads have tightened by as much as 30 basis points over the past six months despite a crisis of confidence in the veracity of financial reports issued by public companies. Nevertheless, we believe that spreads are still wide by historical standards and there is ample room for further tightening on a cyclical basis, particularly in the BBB and high yield sectors. In conjunction with our decision to maintain a portfolio overweighting in corporate bonds, our portfolio management team continues to stress intensive credit research and increased diversification to address the current market price volatility and liquidity risks.

     The net assets of the Company on May 31, 2002, were $93,502,215, or $13.55 per share. In comparison, as of November 30, 2000, net assets were $94,576,739, or $13.79 per share, reflecting the impact of higher Treasury yields that were partly offset by tighter yield spreads on corporate bonds. At the May 8, 2002, Board of Directors meeting, Vestaur Securities, Inc. declared the regular quarterly income dividend of 24 cents per share. This dividend is payable on July 15, 2002, to shareholders on record as of June 28, 2002.

     As required, effective December 1, 2001, the Company has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, which amends certain accounting practices and disclosures, including amortization of premiums and accretion of discounts. Accordingly, the Company began amortizing premium and accreting discount on all fixed-income securities in the current fiscal year. Adopting these accounting principles has no impact on the total net assets of your Company but has changed the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations.

     Your investment portfolio continues to be managed by the same team at Evergreen Investment Management Company, LLC, with the primary objective of maintaining a high level of income through a diversified portfolio of fixed-income securities. We would like to take this opportunity to thank you for your continuing confidence in Vestaur Securities, Inc. and look forward to providing you with quality investment services as in the past.

Sincerely,

Glen T. Insley, CFA
Chairman of the Board
June 27, 2002

SCHEDULE OF INVESTMENTS	May 31, 2002 (Unaudited)

	Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS–4.8%
Bear Stearns Mtge. Secs., Inc.,
Ser. 1996-8 Class B2, 8.00%,
11/25/2027	$ 2,559,228	$ 2,554,737
Residential Accredit Loans, Inc.,
Ser. 1997-QS3 Class M2, 7.75%,
04/25/2027	1,828,072	1,897,913

Total Collateralized Mortgage Obligations		4,452,650

CORPORATE BONDS–81.6%
CONSUMER DISCRETIONARY–16.6%
Auto Components–0.7%
Collins & Aikman Products Co., 11.50%,
04/15/2006	135,000	136,350
Delco Remy International, Inc., 11.00%,
05/01/2009	250,000	226,250
Lear Corp., Ser. B, 8.11%, 05/15/2009	250,000	260,413

		623,013

Hotels, Restaurants & Leisure–5.2%
Argosy Gaming Co., 10.75%, 06/01/2009	250,000	276,875
Aztar Corp., 8.875%, 05/15/2007	250,000	258,125
Choctaw Resort Development Enterprise,
9.25%, 04/01/2009	400,000	417,000
Darden Restaurants Inc., 7.125%,
02/01/2016	500,000	499,826
Hollywood Casino Corp., 13.00%,
08/01/2006	400,000	440,000
Horseshoe Gaming Holdings, Ser. B, 8.625%,
05/15/2009	400,000	418,000
John Q Hammons Hotels LP, 8.875%,
05/15/2012 144A	250,000	255,000
Mandalay Resort Group, Ser. B, 10.25%,
08/01/2007	250,000	272,500
Meristar Hospitality Corp., 9.00%,
01/15/2008	250,000	253,750
MGM Mirage, Inc., 8.50%, 09/15/2010	665,000	710,951
Mohegan Tribal Gaming Authority, 8.00%,
04/01/2012 144A	250,000	251,875
Royal Caribbean Cruises, Ltd, 8.75%,
02/02/2011	250,000	247,944
Station Casinos, Inc., 9.875%, 07/01/2010	250,000	270,000
Tricon Global Restaurants, Inc., 8.875%,
04/15/2011	250,000	266,875

		4,838,721

Household Durables–2.2%
K. Hovnanian Enterprises, Inc., 10.50%,
10/01/2007	250,000	275,000
MDC Holdings, Inc., 8.375%, 02/01/2008	250,000	257,500
Meritage Corp., 9.75%, 06/01/2011	250,000	264,687
Sealy Mattress Co., Ser. B, 9.875%,
12/15/2007	250,000	259,688
Toll Brothers, Inc., 8.25%, 12/01/2011	250,000	256,250
Tyco Intl. Group SA, 6.375%, 10/15/2011	500,000	433,062
WCI Communities, Inc., 10.625%,
02/15/2011	250,000	270,000

		2,016,187

Media–7.1%
Charter Communications Holdings LLC,
8.625%, 04/01/2009	400,000	344,000
CSC Holdings, Inc., 7.25%, 07/15/2008	250,000	233,439
Echostar DBS Corp., 9.375%, 02/01/2009	250,000	255,000
Emmis Communications Corp., Ser. B,
8.125%, 03/15/2009	250,000	256,250
Hollinger International, Inc., 9.25%,
02/01/2006	250,000	258,125
Lenfest Communications, Inc., 8.375%,
11/01/2005	1,150,000	1,237,129
LIN Television Corp., 8.375%, 03/01/2008	250,000	255,000
News America Holdings, Inc., 9.50%,
07/15/2024	500,000	572,243
Sinclair Broadcast Group, Inc., 8.75%,
12/15/2007	250,000	256,562
Time Warner, Inc., 9.125%, 01/15/2013	2,700,000	3,014,653

		6,682,401

Specialty Retail–1.4%
Michaels Stores, Inc., 9.25%, 07/01/2009	250,000	267,500
Office Depot, Inc., 10.00%, 07/15/2008	250,000	276,250
Petco Animal Supplies, Inc., 10.75%,
11/01/2011 144A	250,000	275,000
Steinway Musical Instruments, Inc., 8.75%,
04/15/2011	250,000	256,250
Stewart Enterprises, Inc., 10.75%,
07/01/2008	250,000	278,750

		1,353,750

CONSUMER STAPLES–2.1%
Beverages–1.0%
Constellation Brands, Inc., 8.625%,
08/01/2006	400,000	421,000
Panamerican Beverages, Inc., Ser. A, 7.25%,
07/01/2009	500,000	494,570

		915,570

Food & Drug Retailing–0.5%
Marsh Supermarket, Inc., Ser. B, 8.875%,
08/01/2007	250,000	251,875
Roundy's, Inc., 8.875%, 06/15/2012 144A	250,000	255,000

		506,875

Food Products–0.6%
Earthgrains Co., 8.50%, 08/01/2005	500,000	557,229

ENERGY–10.3%
Energy Equipment & Services–0.7%
Dresser, Inc., 9.375%, 04/15/2011	400,000	415,000
SESI LLC, 8.875%, 05/15/2011	250,000	253,750

		668,750

Oil & Gas–9.6%
Atlantic Richfield Co., 10.875%,
07/15/2005	750,000	897,814
Diamond Shamrock, Inc., 8.00%,
04/01/2023	2,000,000	1,908,116
Occidental Petroleum Corp., 8.45%,
02/15/2029	2,150,000	2,540,262
Peabody Energy Corp., Ser. B, 9.625%,
05/15/2008	250,000	266,250
Pennzoil Co., 10.125%, 11/15/2009	1,500,000	1,788,675
Pioneer Natural Resources Co., 9.625%,
04/01/2010	250,000	279,910
Sunoco, Inc., 9.00%, 11/01/2024	500,000	558,238
Tennessee Gas Pipeline Co., 7.50%,
04/01/2017	500,000	480,050
Westport Resources Corp., 8.25%,
11/01/2011	250,000	258,750

		8,978,065

FINANCIALS–18.2%
Banks–1.7%
FBOP Corp., 10.00%, 01/15/2009	500,000	511,875
First Massachusetts Bank NA, 7.625%,
06/15/2011	1,000,000	1,063,544

		1,575,419

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	May 31, 2002 (Unaudited)

	Principal Amount	Value
Diversified Financials–3.8%
Deutsche Telekom International Finance,
8.25%, 06/15/2030	$ 500,000	$ 490,226
Dime Capital Trust I, Ser. A, 9.33%,
05/06/2027	500,000	549,009
ERAC USA Finance Co., 8.00%, 01/15/2011
144A	165,000	177,902
Ford Motor Credit Co., 7.25%, 10/25/2011	500,000	511,583
Household Finance Corp., 7.875%,
03/01/2007	500,000	538,231
Lehman Brothers, Inc., 11.625%,
05/15/2005	583,000	692,152
Qwest Capital Funding, Inc.:
5.875%, 08/03/2004	250,000	216,208
7.25%, 02/15/2011	500,000	381,906

		3,557,217

Insurance–1.2%
CIGNA Corp., 8.30%, 01/15/2033	1,000,000	1,114,745

Real Estate–0.6%
Carramerica Realty Corp., 7.125%,
01/15/2012 REIT	500,000	511,114

Trust Preferred–10.9%
BankAmerica Capital II, 8.00%, 12/15/2026	1,000,000	1,057,419
BankBoston Capital Trust I, Ser. B, 8.25%,
12/15/2026	1,000,000	1,067,689
BT Institutional Capital Trust, Ser. A, 8.09%,
12/01/2026 144A	1,000,000	1,050,065
HSBC American Capital Trust 1, 7.808%,
12/15/2026 144A	1,000,000	986,328
Keycorp Capital III, 7.75%, 07/15/2029	1,240,000	1,251,805
MBNA Capital, Ser. A, 8.28%, 12/01/2026	4,000,000	3,875,144
Washington Mutual Capital I, 8.375%,
06/01/2027	850,000	904,850

		10,193,300

Other–0.0%
Residential Mortgages (first and second),
Participation, 8.375% Average Yield,
2 Year Average Maturity, Aquired
12/29/1977†	6,403	6,362

HEALTH CARE–1.6%
Health Care Providers & Services–1.3%
Healthsouth Corp., 7.625%, 06/01/2012
144A	250,000	250,793
LifePoint Hospitals Holdings, Inc., Ser. B,
10.75%, 05/15/2009	250,000	291,250
Omnicare, Inc., Ser. B, 8.125%,
03/15/2011	250,000	264,375
Pacificare Health Systems, Inc., 10.75%,
06/01/2009 144A	175,000	181,563
Triad Hospitals, Inc, Ser. B, 8.75%,
05/01/2009	250,000	266,562

		1,254,543

Pharmaceuticals-0.3%
Express Scripts, Inc., 9.625%, 06/15/2009	250,000	273,125

INDUSTRIALS–13.7%
Aerospace & Defense–3.4%
BE Aerospace, Inc., 9.50%, 11/01/2008	250,000	242,500
Bombardier, Inc., 6.75%, 05/01/2012 144A	500,000	512,175
Lockheed Martin Corp., 8.20%, 12/01/2009	500,000	570,237
Northrop Grumman Corp., 9.375%,
10/15/2024	1,500,000	1,632,130
Sequa Corp., 9.00%, 08/01/2009	250,000	253,750

		3,210,792

Air Freight & Couriers–2.3%
Federal Express Corp., 9.65%, 06/15/2012	1,800,000	2,172,148

Airlines–2.9%
Continental Airlines, Ser. 2000-2, Class A-1,
7.71%, 10/02/2022	1,327,133	1,341,672
Northwest Airlines, Inc.:
Class C, 8.30%, 09/01/2010	918,556	887,501
Ser. 01-C, 7.63%, 04/01/2010 .	500,000	478,775

		2,707,948

Commercial Services & Supplies-1.8%
Allied Waste North America, Inc., Ser. B,
10.00%, 08/01/2009	400,000	406,000
Centex Corp., 7.875%, 02/01/2011	500,000	531,490
Iron Mountain, Inc., 8.625%, 04/01/2013	250,000	255,000
Republic Services, Inc., 6.75%, 08/15/2011	500,000	509,220

		1,701,710

Construction & Engineering–0.6%
KB Home, 8.625%, 12/15/2008	250,000	260,625
Schuler Homes, Inc., 10.50%, 07/15/2011	250,000	273,125

		533,750

Industrial Conglomerates–0.1%
Trimas Corp., 9.875%, 06/15/2012 144A	60,000	61,500

Machinery–0.5%
AGCO Corp., 8.50%, 03/15/2006 .	250,000	253,125
Terex Corp., 8.875%, 04/01/2008	250,000	258,750

		511,875

Road & Rail–2.1%
Burlington Northern, Inc., 7.50%,
07/15/2023	1,500,000	1,445,465
Union Pacific Corp., 6.625%, 02/01/2029	500,000	487,718

		1,933,183

INFORMATION TECHNOLOGY–0.3%
Semiconductor Equipment & Products–0.3%
Fairchild Semiconductor Corp., 10.125%,
03/15/2007	250,000	264,063

MATERIALS–7.1%
Chemicals–1.4%
Airgas, Inc., 9.125%, 10/01/2011	250,000	271,562
Lyondell Chemical Co.:
9.50%, 12/15/2008	250,000	242,500
9.625%, Ser. A, 05/01/2007	250,000	245,625
Millennium America, Inc., 9.25%,
06/15/2008	250,000	260,000
Scotts Co., 8.625%, 01/15/2009	250,000	259,375

		1,279,062

Containers & Packaging–1.5%
Four M Corp., Ser. B, 12.00%, 06/01/2006	300,000	310,500
Owens-Illinois, Inc., 7.15%, 05/15/2005	350,000	337,750
Rock Tenn Co., 8.20%, 08/15/2011	500,000	526,987
Stone Container Corp., 9.75%, 02/01/2011	250,000	269,062

		1,444,299

Metals & Mining–1.1%
Alaska Steel Corp., 7.875%, 02/15/2009	250,000	252,813
Century Aluminum Co., 11.75%,
04/15/2008	250,000	270,000
UCAR Finance, Inc., 10.25%, 02/15/2012
144A	250,000	262,500
United States Steel LLC, 10.75%,
08/01/2008 144A	250,000	266,250

		1,051,563

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)	May 31, 2002 (Unaudited)

	Principal Amount	Value
Paper & Forest Products–3.1%
Boise Cascade Corp., 9.45%, 11/01/2009	$ 1,000,000	$ 1,085,733
Georgia Pacific Corp., 8.125%, 06/15/2023	1,400,000	1,241,219
Tembec Industries, Inc., 7.75%, 03/15/2012	250,000	245,625
Westvaco Corp., 7.00%, 08/15/2023	300,000	287,524

		2,860,101

TELECOMMUNICATION SERVICES–6.3%
Diversified Telecommunication Services–5.0%
AT&T Corp., 8.35%, 01/15/2025	1,860,000	1,612,620
Citizens Communications Co., 9.25%,
05/15/2011	1,000,000	1,058,223
France Telecom SA, 8.50%, 09/01/2002	500,000	489,084
Panamsat Corp., 8.50%, 02/01/2012 144A	250,000	251,875
Verizon Communications, 9.10%,
06/01/2003	944,000	997,281
Worldcom, Inc., 6.25%, 08/15/2003	250,000	206,250

		4,615,333

Wireless Telecommunications Services–1.3%
AT&T Wireless Services, Inc., 8.125%,
05/01/2012	800,000	780,961
Rogers Wireless Inc, 9.625%, 05/01/2011	500,000	445,000

		1,225,961

UTILITIES–5.4%
Electric Utilities–4.3%
Calpine Corp., 7.75%, 04/15/2009	250,000	207,812
Niagara Mohawk Power Corp., 9.75%,
11/01/2005	2,494,000	2,801,612
Texas Utilities Electric Co., 8.75%,
11/01/2023	1,000,000	1,055,180

		4,064,604

Gas Utilities–1.1%
El Paso Energy Corp., 8.05%, 10/15/2030	500,000	488,754
El Paso Energy Partners, LP, 8.50%,
06/01/2011	250,000	255,000
Western Gas Resources, Inc., 10.00%,
06/15/2009	250,000	268,750

		1,012,504

Total Corporate Bonds		76,276,782

MORTGAGE-BACKED SECURITIES–5.4%
FHLMC, 9.00%, 12/01/2016	825,618	904,945
FNMA:
9.00%, 02/01/2025	812,848	894,216
10.00%, 09/01/2010-04/01/2021	768,395	861,037
GNMA:
8.00%, 03/15/2022-08/15/2024	585,855	630,666
8.25%, 05/15/2020	455,078	494,990
8.50%, 09/15/2024-01/15/2027	462,481	501,819
9.00%, 12/15/2019-03/15/2021	319,104	351,615
9.50%, 05/15/2019-09/15/2019	169,616	188,830
10.00%, 01/15/2019-04/15/2020	196,998	222,507
10.50%, 04/15/2019	39,785	45,521

Total Mortgage-Backed Securities		5,096,146

YANKEE OBLIGATIONS-CORPORATE–6.2%
CONSUMER DISCRETIONARY–0.3%
Media–0.3%
Star Choice Communications, 13.00%,
12/15/2005	250,000	266,563

CONSUMER STAPLES–0.8%
Beverages–0.8%
Companhia Brasileira De Bebida, 10.50%,
12/15/2011 144A	750,000	721,875

ENERGY–0.7%
Oil & Gas–0.7%
Petroleos Mexicanos, 9.25%, 03/30/2018	600,000	643,500

FINANCIALS–0.6%
Insurance–0.6%
Royal & Sun Alliance Insurance Co., 8.95%,
10/15/2029	500,000	534,849

MATERIALS–1.4%
Containers & Packaging–0.3%
Norampac, Inc., 9.50%, 02/01/2008	250,000	266,875

Paper & Forest Products–1.1%
Abitibi-Consolidated, Inc., 8.55%,
08/01/2010	1,000,000	1,052,891

TELECOMMUNICATION SERVICES–2.4%
Diversified Telecommunication Services–1.4%
British Telecommunications Plc, 8.375%,
12/15/2010	750,000	829,918
Telus Corp., 8.00%, 06/01/2011	500,000	484,102

		1,314,020

Wireless Telecommunications Services–1.0%
Rogers Cantel, Inc., 9.75%, 06/01/2016	250,000	205,000
Vodafone Group Plc, 7.75%, 02/15/2010	700,000	758,252

		963,252

Total Yankee Obligations-Corporate		5,763,825

SHORT-TERM INVESTMENTS–0.4%
REPURCHASE AGREEMENTS–0.4%
State Street Bank & Trust Co. 1.80%
dated 05/31/2002, due 06/3/2002,
maturity value $414,417 #	414,355	414,355

Total Investments-(cost $90,252,258)–98.4%		92,003,758
Other Assets and Liabilities–1.6%		1,498,457

Net Assets–100.0%		$93,502,215

†	Valued at fair value as determined in good faith under procedures established by the Board of Directors.
#	The repurchase agreement is fully collateralized by $395,000 FNMA, 6.75% 03/15/2031; value including accrued interest is $424,625.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Directors.

SUMMARY OF ABBREVIATIONS
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

As of May 31, 2002 (unaudited)

ASSETS
Identified cost of investments	$90,252,258
Net unrealized loss on investments	1,751,500

Market value of investments	92,003,758
Principal paydown receivable	53,725
Interest receivable	2,094,941
Prepaid expenses and other assets	14,314

Total assets	94,166,738

LIABILITIES
Payable for securities purchased	566,716
Advisory fee payable	64,102
Accrued expenses and other liabilities	33,705

Total liabilities	664,523

NET ASSETS	$93,502,215

NET ASSETS REPRESENTED BY
Common stock, par value $0.01 per share, 10,000,000 shares authorized,
6,902,480 shares issued and outstanding	$69,025
Capital in excess of par value	98,914,875
Overdistributed net investment income	(796,338)
Accumulated net realized loss on investments	(6,436,847)
Net unrealized loss on investments	1,751,500

Total net assets	$93,502,215

SHARES OUTSTANDING	6,902,480

NET ASSET VALUE PER SHARE	$13.55

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2002 (unaudited)

INVESTMENT INCOME
Interest	$3,672,353
EXPENSES
Advisory fee	327,967
Directors’ fees and expenses	37,177
Professional fees	26,211
Printing expenses	23,716
Custodian fee	14,213
Other	48,670

Total expenses	477,954
Less: Expense reductions	(202)

Net expenses	477,752

NET INVESTMENT INCOME	3,194,601

NET REALIZED AND UNREALIZED GAINS OR LOSSES ON INVESTMENTS
Net realized loss on investments	(952,773)
Net change in unrealized gains or losses on investments	(575,567)

Net realized and unrealized gains on investments	1,528,340)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,666,261

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2002 (unaudited)	Year Ended November 30, 2001

OPERATIONS
Net investment income	$3,194,601	$6,968,372
Net realized loss on investments	(952,773)	(3,166,159)
Net change in unrealized gains or losses on investments	(575,567)	5,623,543

Net increase in net assets resulting from operations	1,666,261	9,425,756

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(3,365,083)	(7,013,600)
CAPITAL SHARE TRANSACTIONS
Net asset value of common shares issued under the Automatic Dividend
Investment Plan	624,298	830,663

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,074,524)	3,242,819
NET ASSETS
Beginning of period	94,576,739	91,333,920

End of period	$93,502,215	$94,576,739

Undistributed (overdistributed) net investment income (See Note 7)	$(796,338)	$223,018

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS –

The following table includes selected data for each share of common stock outstanding throughout each period and other performance information derived from the financial statements and market price data.

	Six Months Ended May 31, 2002 (unaudited)«		Year Ended November 30,

			2001		2000		1999		1998(a)		1997

Net asset value beginning of period	$13.79		$13.44		$13.88		$14.74		$14.82		$14.72

Income from investment operations
Net investment income	0.46		1.02		1.07		1.03		1.05		1.07
Net realized and unrealized gains or losses on investments	(0.21)		0.36		(0.47)		(0.85)		(0.06)		0.11

Total from investment operations	0.25		1.38		0.60		0.18		0.99		1.18
Less distributions from:
Net investment income	(0.49)		(1.03)		(1.04)		(1.04)		(1.04)		(1.08)
Net realized gains	0		0		0		0		(0.03)		0

Total distributions	(0.49)		(1.03)		(1.04)		(1.04)		(1.07)		(1.08)

Net asset value, end of period	$13.55		$13.79		$13.44		$13.88		$14.74		$14.82

Market value, end of period	$13.76		$14.39		$12.63		$12.75		$14.94		$14.06

Total return
Based on net asset value (a)	1.88%		10.67%		4.54%		1.29%		6.90%		8.50%
Based on market value (b)	(0.85%)		22.89%		7.39%		(8.12%)		14.19%		12.58%
Ratios/supplemental data
Net assets, end of period (in thousands)	$93,502		$94,577		$91,334		$94.269		$99,115		$998,594

Ratios to average net assets
Expenses	1.03	% † (d)	0.98	%(d)	0.99	%(d)	1.00	%(d)	0.97	%(d)	0.9%
Net investment income	6.88	% †	7.43%		7.89%		7.25%		7.13%		7.4%
Portfolio turnover rate	26%		63%		21%		44%		43%		33%

(a)	Effective April 28, 1998, First Union National Bank became the investment advisor. Prior to that date, CoreStates Investment Advisors was the investment advisor.
(b)	The net asset value total return is based on the net asset value on the first and last day of each period. Dividends and other distributions are reinvested at the ex-date net asset value.
(c)	The market value total return is based on the market value on the first and last day of each period and computed on a similar basis as above, except the dividends and other distributions are reinvested at prices obtained by the Company’s Automatic Dividend Investment Plan.
(d)	The ratio of expenses to average net assets includes expense reductions.
†	Annualized.
«	As required, effective December 1, 2001, the Company has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investments Companies, and began amortizing premium and accreting discounts on its fixed-income securities. The effects of this change for the six months ended May 31, 2002 was a decrease to net investment income per share and an increase to net realized gains or losses per share by $0.02 and $0.02, respectively, and a decrease to the ratio of net investment income to average net assets of 0.27%. The above per share information, ratios and supplemental data for the period prior to December 1, 2001 have not been restated to reflect this change in presentation.
See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

Vestaur Securities, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company. The primary investment objective of the Company is to seek a high level of current income for its shareholders through investment in a diversified portfolio of fixed income securities which management considers to be of high quality.

The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

     A. Valuation of Securities

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Directors.

     B. Repurchase Agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Company’s name until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Company will only enter into repurchase agreements with its custodian bank, State Street Bank and Company.

     C. Security Transactions and Investment Income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

     D. Federal Taxes

The Company intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

     E. Distributions

Distributions from net investment income are declared and paid on a quarterly basis. These dividends are recorded on the ex-dividend date. Shareholders have the option of receiving their dividends in cash or in the Company’s common stock in accordance with the Company’s Automatic Dividend Investment Plan. For those dividends paid in common stock, the Company attempts to repurchase enough common stock in the market to satisfy its dividend needs. If the market price of the common stock plus brokerage commission equals or exceeds the net asset value or sufficient common stock cannot be repurchased in the market, the Company will issue new shares and record the common stock at the greater of (i) the per share net asset value, or (ii) 95% of the market price per share as of the close of business on the last trading day of the month in which the dividend or other distribution is paid. Distributions from net realized capital gains, if any, are paid at least annually.

Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

NOTE 2. INVESTMENT ADVISORY AGREEMENT AND AFFILIATED TRANSACTIONS

Evergreen Investment Management Company, LLC (“EIMC”), an indirect wholly-owned subsidiary of Wachovia Corporation, is the investment advisor for the Company and is paid a management fee that is computed weekly and paid monthly. The advisory fee is computed at an annual rate of 0.50% of the Company’s average monthly net assets plus 2.50% of the Company’s investment income.

Officers of the Company and affiliated Directors receive no compensation directly from the Company.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

NOTE 3. CAPITAL SHARE TRANSACTIONS

The Company has authorized capital of 10,000,000 shares of common stock with a par value of $0.01 per share. For the six months ended May 31, 2002 and year ended November 30, 2001, the Company issued 46,549 and 61,826 shares of common stock, respectively.

NOTE 4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of non-U.S. Government securities (excluding short-term securities) for the six months ended May 31, 2002 were $28,134,212 and $25,913,323, respectively, and cost of purchases and proceeds from sales of U.S. Government securities (excluding short-term securities) were $1,323,986 and $1,056,655, respectively.

As of May 31, 2002 the tax cost of securities was $90,252,258. Net unrealized gains on investments aggregated $1,751,500, of which $3,781,523 related to appreciated securities and $2,030,023 related to depreciated securities.

As of November 30, 2001, the Company had a $5,443,274 capital loss carryforward for federal income tax purposes of which $46,223 expires in 2006, $895,845 expires in 2007, $1,451,536 expires in 2008 and $3,049,670 expires in 2009.

NOTE 5. EXPENSE REDUCTIONS

The Company has entered into an expense offset arrangement with its custodian where by credits realized as a result of uninvested cash balances were used to reduce a portion of the Company’s related expenses. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.

NOTE 6. SUBSEQUENT DISTRIBUTION TO SHAREHOLDERS

On May 8, 2002 the Company declared a dividend of $0.24 per share which will be payable on July 15, 2002 to shareholders of record as of June 28, 2002. These distributions are not reflected in the accompanying financial statements.

NOTE 7. CHANGE IN ACCOUNTING PRINCIPLE

As required, effective December 1, 2001, the Company has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, which amends certain accounting practices and disclosures, including amortization of premiums and accretion of discounts. Accordingly, the Company began amortizing premium and accreting discount on all fixed-income securities in the current fiscal year.

Prior to December 1, 2001, the Company did not amortize premiums or accrete discounts on its fixed-income securities. As a result of the Company’s adoption of this acounting principle, certain reclassifications have been made to the components of capital on the Statement of Assets and Liabilities at December 1, 2001 to adjust for the cumulative effect of the change. The cumulative effect had no impact on the total net assets of the Company but resulted in a $848,874 reduction in cost of securities and a corresponding $848,874 increase in net unrealized gains or losses.

The effect of this change to the Statement of Operations for the six months ended May 31, 2002 was to decrease net investment income by $124,746, decrease net unrealized gains or losses by $257,734 and increase net realized gains by $382,480. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

ADDITIONAL INFORMATION (unaudited)

On May 8, 2002, the Annual meeting of shareholders of the Company was held to consider a number of proposals. On March 25, 2002 the record date of the meeting, the Company had

Record Date Shares Outstanding	6,879,583
Shares represented at meeting	5,749,065
Percentage of record date shares represented at the meeting	83.57%
The votes recorded at the meeting, by proposal, were as follows:
Proposal 1 - Election of Directors:
Shares voted “For”	5,696,107
Shares voted “Against”	0
Shares voted “Abstain”	52,958
Proposal 2 - Ratification of auditors:
Shares voted “For”	5,638,814
Shares voted “Against”	44,450
Shares voted “Abstain”	65,801

AUTOMATIC DIVIDEND INVESTMENT PLAN

Any registered Shareholder of Vestaur Securities, Inc. may participate in the Automatic Dividend Investment Plan (the “Plan”), with the exception of brokers and nominees of banks and other financial institutions. If you are a beneficial owner, whose shares are registered in the name of another (e.g., in a broker’s “street name”) and desire to participate in the Plan, you must become a registered holder by having the shares transferred to your name.

To participate in the Plan, you must complete and forward an enrollment form to the Plan agent. This form authorizes the Plan agent to receive your dividends and other distributions from the Company in additional shares of common stock. The additional shares will be issued by the Company, if the net asset value per share is equal to or lower than the market price of the Company’s common stock plus brokerage commissions or sufficient common stock cannot be purchased in the market. The newly issued shares will be valued in accordance with the Plan. If the net asset value per share is higher than the market price of the Company’s common stock plus brokerage commissions, the additional shares will be purchased in the open market and the cost of the brokerage commissions will be charged against the amounts invested.

Shares will be held by EquiServe, the Plan agent. You will receive a statement each time shares are distributed by the Company or purchased for you.

There is no direct charge for Plan participation. The administrative costs of the Plan are paid out of the investment advisory fees received from the Company by its investment advisor, Evergreen Investment Management Company, LLC.

If your dividends and other distributions are reinvested, they will be subject to capital gains and income taxes as if they were paid to you in cash.

You may terminate your participation in the Plan at any time by giving written notice to the Plan agent.

For additional information on the Plan, please write EquiServe, P.O. Box 43069, Providence, RI 02940-3069 or call 1-201-324-0313.

BOARD OF DIRECTORS

Name and Address	Position with the Company(1)	Director Since(2)	Age, Principal Occupation and Other Affiliations for the Last Five Years	Other Directorships Held Outside of the Fund
Steven S. Elbaum One Meadowlands Plaza Suite 200 East Rutherford, NJ 07073	Director	1999	(53) Chairman and Chief Executive Officer of The Alpine Group, Inc. (Holding Company; telecommunications and electronics) Superior Telecom, Inc. (wire and cable); Chairman of the Board of Spherion Corporation (staffing and consulting).	None

Paul B. Fay, Jr. 3766 Clay Street San Francisco, CA 94118	Director	1972	(83) President, The Fay Improvement Company (Service Provider to Money Managers); Trustee of Odell Charitable Foundation and Naval War College Foundation (Emeritus); Director of First American Corporation (Financial Holding Company); Director, OptimumBank.com; Former Director, Compensation Resource Group Incorporated (National Executive Compensation Consulting firm).	None

John C. Jansing, Sr. 162 S. Beach Road Hobe Sound, FL 33455	Director	1972	(76) Director, Alpine Group Inc.; Director, Superior Telecom, Inc.; Director Emeritus, Lord Abbett & Co. (Managed Group of Mutual Funds); Formerly, Chairman, Independent Election Corporation of America.	Director Emeritus, Lord Abbett & Co.

Charles P. Pizzi 200 S. Broad Street Suite 700 Philadelphia, PA 19102	Director	1997	(51) President, Greater Philadelphia Chamber of Commerce.	None

Philip R. Reynolds 43 Montclair Drive West Hartford, CT 06107	Director	1972	(74) Treasurer and Trustee of J. Walton Bissell Foundation.	None

Marciarose Shestack Parkway House 2201 Pennsylvania Ave. Philadelphia, PA 19130	Director	1972	(67) Freelance broadcast journalist and public relations consultant; Formerly Consultant of Philadelphia Developers Alliance, and President, Philadelphia Developers Alliance.	None

Robert E. Shultz 120 Scarlet Oak Dr. Wilton, CT 06897	Director	1999	(62) Partner, TSW Associates; Senior Vice President, Pine Grove Associates; Chairman, Membership Committee, Institute for Quantitative Research in Finance; Director, LIM Asia Arbitrage Fund; Partner, Special Adviser, International Pension and Economic Research Institute, Tokyo, Japan; Advisory Board, The Market Channel; Member, Investment Advisory Committee, Christian Brothers Investment Services; Formerly, Managing Director of Client Relations, Trust Company of the West; Formerly, Senior Vice President, The Common Fund.	Director, LIM Asia Arbitrage Fund

Glen T. Insley(3) Two Wachovia Center NC-1157 301 South Tryon Street Charlotte, NC 28288	Director	1998	(55) Chairman of the Board of the Fund: Vice President and Managing Director of Risk Management, EIMC; Senior Vice President, Wachovia.	None

Dung Vukhac(3) 55 Valley Stream Parkway Malvern, PA 19355	Director	2001	(58) Vice President and Managing Director of Client Management, EIMC; Senior Vice President, Wachovia; Formerly, Managing Director, Senior Vice President, Fixed Income Services, CoreStates Investment Advisers, Inc.; Formerly, Securities Analyst, Economist, Vice President and Fixed Income Manager, Trust Department, Philadelphia National	None

(1)	The Board of Directors oversee one mutual fund.
(2)	All Directors are elected to serve a one-year term.
(3)	As an officer of EIMC, the Company’s investment advisor, the Director is considered an “interested person” of the company.

Custodian State Street Bank and Trust Company Box 9021 Boston, MA 02205-9827	Transfer Agent, Dividend Disbursing Agent, Registrar & Shareholders Relations EquiServe, P.O. Box 43069 Providence, RI 02940-3069 (201) 324-0313

Common Stock listed on New York Stock Exchange, Symbol VES.

VESTAUR SECURITIES, INC.
Evergreen Investment Management Company, LLC
123 South Broad Street, 2nd Floor
Philadelphia, PA 19109